Cash and Cash Equivalents (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	₪ 75,883		₪ 71,382		₪ 15,705	₪ 33,470
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 20,246		$ 19,045
Cash in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	15,558		32,665
Cash in NIS [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		4,151
Cash in USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	13,586		38,677
Cash in USD [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		3,625
Cash in EURO [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	₪ 46,739		₪ 40
Cash in EURO [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 12,470